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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended March 31, 2011

Check here if Amendment [_]; Amendment Number:
This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Hayground Cove Asset Management LLC

Address: 1370 Sixth Avenue, 28th Floor, New York, NY 10019

Form 13F File Number: 28-11227

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Jason Ader

Title: Portfolio Manager

Phone: 212-445-7800

Signature, Place, and Date of Signing:


/s/ Jason Ader                   New York, NY   May 16, 2011
------------------------------

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[_]  13F NOTICE.

[_]  13F COMBINATION REPORT.

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                              FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY

Number of Other Included Managers:              0

Form 13F Information Table Entry Total:   4 items

Form 13F Information Table Value Total:   $16,962
                                       (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                           FORM 13F INFORMATION TABLE

                                                                                                            VOTING AUTHORITY
                           TITLE OF                 VALUE                       PUT/  INVESTMENT            ----------------
      NAME OF ISSUER         CLASS      CUSIP    (X $1,000)    SHARES   SH/PRN  CALL  DISCRETION  MANAGERS     SOLE     NONE
-------------------------  --------  ----------  ----------  ---------  ------  ----  ----------  --------  ---------  -----
Scientific Games Corp      COM       80874P109        3,959    452,941    SH             SOLE       NONE      452,941     0
United States Oil Fund LP  COM       91232N108        6,528    153,249    SH             SOLE       NONE      153,249     0
India Hospitality Corp               B40Z3X6 GB       4,874  8,861,038    SH             SOLE       NONE    8,861,038     0
WESTERN LIBERTY BANCORP              961443116        1,601    400,367    SH             SOLE       NONE      400,367     0